Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Basis of accounting	These unaudited consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These unaudited consolidated financial statements do not include all of the disclosures required under U.S. GAAP in annual consolidated financial statements, and should be read in conjunction with our audited consolidated annual financial statements for the year ended December 31, 2022, which are included in our annual report on Form 20-F for the fiscal year ended December 31, 2022, filed with the U.S. Securities and Exchange Commission on March 31, 2023.
Contingencies	We may, from time to time, be involved in various legal proceedings, claims, lawsuits and complaints that arise in the ordinary course of business. We will recognize a contingent liability in our financial statements if the contingency has occurred at the date of the financial statements and where we believe that the likelihood of loss was probable and the amount can be reasonably estimated. If we determine that the reasonable estimate of the loss is a range and there is no best estimate within the range, we will recognize the lower amount within the range. A contingent gain is only recognized when the amount is considered realized or realizable. Legal costs are expensed as incurred.
Use of estimates
The preparation of financial statements requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of material contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In assessing the recoverability of our vessels’ carrying amounts, we make assumptions regarding estimated future cash flows, estimates in respect of residual values, charter rates, vessel operating expenses and drydocking requirements.
In relation to the oil derivative instrument (note 21), fair value is determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the FLNG Hilli Liquefaction Tolling Agreement (“LTA”) with Perenco Cameroon S.A. and Société Nationale des Hydrocarbures (together, the “Customer”). The fair value of the gas derivative is determined using the estimated discounted cash flows of the additional payments due to us as a result of forecasted natural gas prices and forecasted Euro/U.S. Dollar exchange rates. Significant inputs used in the valuation of the oil and gas derivative instruments include an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets. The changes in fair value of our oil and gas derivative instruments are recognized in each period within “Realized and unrealized (loss)/gains on oil and gas derivative instruments” in the unaudited consolidated statement of operations (note 7).

Accrued overproduction revenue/(accrued underutilization adjustment) pursuant to the LTA is variable consideration that is estimated at each reporting date based upon certain estimates and assumptions. Our estimation of variable consideration includes an assessment of the probability of producing the contracted capacity per given contract year, which considers an assessment of our expected operational performance (such as expected scheduled and unscheduled maintenance) and the expected operational performance of the Customer (such as delays in receipt of feedgas and offtake scheduling issues), application of the expected value method, determining if the estimated amount of variable consideration should be constrained and by what amount and our estimate of the expected tolling fee for the given contract year. The changes in our estimates of this variable consideration are recognized in “Liquefaction services revenue” and “Other operating income” (note 5) and “Underutilization liability” (note 19).

Adoption of new accounting standards and Accounting pronouncements that have been issued but not adopted
Adoption of new accounting standards

In March 2020, the FASB issued ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, as amended by ASU 2021-01 Reference Rate Reform (Topic 848): Scope issued in January 2021 and ASU 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 issued in December 2022. This guidance provides temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met, which are available for election until December 31, 2024. Amendments to certain contracts affected by reference rate reform have been entered into applying the optional expedients where available. There has not been a material impact on our consolidated financial statements or related disclosures following adoption of the reference rate reform.

In October 2021, the FASB issued ASU 2021-08 Business Combinations (Topic 805) - Accounting for contract assets and contract liabilities from contracts with customers. We adopted this with effect from January 1, 2023. The adoption of ASU 2021-08 had no impact on our consolidated financial statements.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of September 30, 2023:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2022-03 Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions	This amendment is intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. This amendment is required to be applied prospectively from date of adoption; early adoption is permitted.
		January 1, 2024	No impact currently expected as a result of the adoption of this ASU.
ASU 2023-05 Business Combinations—Joint Venture Formations (Subtopic 805-60): Recognition and Initial Measurement
Removes diversity in practice and requires certain joint ventures, upon formation to apply a new basis of accounting consistent with ASC 805 Business Combinations in the joint venturer’s separate financial statements. This guidance is effective for all joint ventures with a formation date on or after January 1, 2025; early adoption is permitted.

		January 1, 2025	No impact currently expected as a result of the adoption of this ASU.